Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Prospectus Date	rr_ProspectusDate	Apr. 09, 2018
PowerShares Frontier Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Frontier Markets Portfolio Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Frontier Markets Portfolio (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the BNY Mellon New Frontier Index (the “New Frontier Index” or the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 74% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Predecessor Fund’s in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

		This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption for the contractual period above and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund, using a “passive” or “indexing” investment approach, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the New Frontier Index. The New Frontier Index is composed of all liquid (as defined by the criteria set forth below) American depositary receipts (“ADRs”), global depositary receipts (“GDRs”) and equity securities of issuers in certain countries that are represented in the Underlying Index. As of March 30, 2018, the Underlying Index was comprised of 87 constituents. The New Frontier Index tracks the performance of ADRs listed on a U.S. exchange, GDRs traded on the London Stock Exchange (“LSE”) and ordinary share classes of equity securities listed on exchanges in Frontier Market countries. The Bank of New York Mellon, the Fund’s index provider (“BNY Mellon” or the “Index Provider”), categorizes countries as “Frontier Market” based upon an evaluation of gross domestic product growth, per capita income growth, experienced and expected inflation rates, privatization of infrastructure and social inequalities. As of March 30, 2018, these countries are: Argentina*, Kazakhstan*, Kenya, Kuwait, Morocco, Nigeria, Oman, Pakistan, Panama, Romania, and Vietnam and (*denotes that such country must have an eligible class in a developed or emerging market). The universe of potential Underlying Index constituents includes all liquid ADRs, GDRs and ordinary shares which meet the criteria set forth under “Index Construction” with respect to trading volume and market capitalization. Potential Underlying Index constituents include securities with free-float market capitalizations greater than or equal to $250 million, which may include securities of companies of any market capitalization, as defined by the Index Provider.

The Fund will invest at least 90% of its total assets in ADRs, GDRs and equity securities that comprise the Underlying Index or in the securities underlying such ADRs and GDRs. The Board of Trustees (the “Board”) of PowerShares Exchange-Traded Fund Trust II (the “Trust”) may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

In addition to investing in local securities included in the Underlying Index, the Fund may invest directly in one or more underlying securities represented by ADRs or GDRs included in the Underlying Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the ADR or GDR; (b) when an ADR or GDR is trading at a significantly different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security’s corresponding ADR or GDR is traded. The Fund also may invest directly in other exchange-traded funds (“ETFs”) that the Adviser has determined provide exposure to securities similar to those securities in which the Fund may invest in directly.

The Fund generally will invest in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Underlying Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Underlying Index in proportions expected by the Adviser to correspond generally to the performance of the Underlying Index as a whole. There may also be instances when the Adviser may choose to overweight another security in the Underlying Index or purchase (or sell) securities not in the Underlying Index which the Adviser believes are appropriate to substitute for one or more Underlying Index components, in seeking to accurately track the Underlying Index, such as: (i) regulatory requirements possibly affecting the Fund’s ability to hold a security in the Underlying Index, (ii) restrictions or requirements in local markets possibly rendering it infeasible or inefficient for the Fund to purchase or sell a security in the Underlying Index or (iii) liquidity concerns possibly affecting the Fund’s ability to purchase or sell a security in the Underlying Index. In addition, from time to time, securities are added to or removed from the Underlying Index. The Fund may sell securities that are represented in the Underlying Index or purchase securities that are not yet represented in the Underlying Index in anticipation of their removal from or addition to the Underlying Index pursuant to scheduled reconstitutions and rebalancings of the Underlying Index.

The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940 Act, as amended (the “1940 Act”).

		Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector. As of March 30, 2018, the financial sector represented a substantial portion of the Underlying Index.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector. As of March 30, 2018, the financial sector represented a substantial portion of the Underlying Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Asset Class Risk. The securities in the Fund’s portfolio may underperform the returns of other securities or indices that track other industries, markets, asset classes or sectors.

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the Shares. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), the Shares may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and possibly face trading halts and/or delisting.

Concentration Risk. If the Underlying Index concentrates in an industry or group of industries, the Fund’s investments will be concentrated accordingly. In such event, the value of Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries and the Fund’s performance will be particularly susceptible to adverse events impacting such industry.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts or shares may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Equity Securities Risk. The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.

Financial Sector Risk. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector or issuers within the financial sector.

Foreign Securities and Currency Risk. Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the non-U.S. securities in the Fund’s portfolio may change on days when you will not be able to purchase or sell your shares. As a result, trading spreads and the resulting premium or discount on the shares may widen, and, therefore, increase the difference between the market price of the shares and the NAV of such shares. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.

Frontier Markets Risk. Frontier market countries are emerging market countries. Investment in securities issued by companies domiciled in or primarily doing business in emerging market countries involves risks not associated with investments in securities issued by companies domiciled in or primarily doing business in developed countries, including risks associated with expropriation and/or nationalization, political or social instability, armed conflict, the impact on the economy as a result of civil war, religious or ethnic unrest and the withdrawal or non-renewal of any license enabling the Fund to trade in securities of a particular country, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting, auditing and financial reporting standards, less publicly available financial and other information, diplomatic development which could affect U.S. investments in those countries and potential difficulties in enforcing contractual obligations. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. Frontier markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with custody of securities. Economic, political, liquidity and currency risks may be more pronounced with respect to investments in frontier markets than in emerging markets.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers.

Market Price Risk. Shares are listed for trading on the Exchange and are bought and sold in the secondary market at market prices. The market prices of Shares may fluctuate continuously during trading hours, in some cases materially, in response to changes in the NAV and supply and demand for Shares, among other factors. Although it is expected that the market price of Shares typically will remain closely correlated to the NAV, the market price will generally differ from the NAV because of timing reasons, supply and demand imbalances and other factors. As a result, the trading prices of Shares may deviate significantly from NAV during certain periods, especially those of market volatility. The Adviser cannot predict whether Shares will trade above (premium), below (discount) or at their NAV. Thus, an investor may pay more than NAV when buying Shares in the secondary market and receive less than NAV when selling Shares in the secondary market.

Market Risk. The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities. In stressed market conditions, the market for the Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which could lead to differences between the market price of the Shares and the underlying value of those Shares.

Micro-Capitalization Securities Risk. Micro-capitalization stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

Non-Diversification Risk. The Fund is considered non-diversified because it may invest a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers and the Fund may experience greater losses and volatility than a more diversified portfolio.

Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted on its obligations under the security, or whose credit rating was downgraded, unless that security is removed from the Underlying Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the Underlying Index.

Regulatory and Legal Risk. U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators regularly pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund. These may impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.

Small- and Mid-Capitalization Securities Risk. The Fund is subject to the risk that small- and mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small- and mid-capitalization companies may be more speculative, volatile and less liquid than securities of large companies. Small- and mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than large capitalization companies.

		Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index for a number of reasons, including operating expenses, transaction costs, cash flows and operational inefficiencies. The Fund’s return also may diverge from the return of the Underlying Index because the Fund bears the costs and risks associated with buying and selling securities (especially when rebalancing the Fund’s securities holdings to reflect changes in the Underlying Index) while such costs and risks are not factored into the return of the Underlying Index. Transaction costs, including brokerage costs, will decrease the Fund’s NAV to the extent not offset by the transaction fee payable by an AP. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. In addition, the Fund may use a representative sampling approach, which may cause the Fund’s returns to not be as well correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. Errors in the Underlying Index data, the Underlying Index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. In addition, the Fund may be unable to invest in certain securities included in the Underlying Index, or invest in them in the exact proportions in which they are represented in the Underlying Index, due to legal restrictions or limitations imposed by the governments of certain countries, a lack of liquidity on stock exchanges in which such securities trade, potential adverse tax consequences or other regulatory reasons. To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing prices (i.e., the value of the Underlying Index is not based on fair value prices), the Fund’s ability to track the Underlying Index may be adversely affected. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and, thus, the Fund’s performance to deviate from the performance of the Underlying Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Underlying Index.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is considered non-diversified because it may invest a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers and the Fund may experience greater losses and volatility than a more diversified portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The returns presented below for the Fund reflect the performance of the Guggenheim Frontier Markets ETF (the “Predecessor Fund”). The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization consummated after the close of business on April 6, 2018, in which the Fund acquired all or substantially all of the assets and all of the stated liabilities included in the financial statements of the Predecessor Fund (the “Reorganization”). Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not commenced operations.

The bar chart below shows how the Predecessor Fund has performed. The table below the bar chart shows the Predecessor Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Predecessor Fund’s total return has varied from year to year and by showing how the Predecessor Fund’s average annual total return compared with a broad measure of market performance and an additional index with characteristics relevant to the Predecessor Fund.

The Predecessor Fund’s performance reflects fee waivers, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Predecessor Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

		Updated performance information is available online at www.powershares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Predecessor Fund’s total return has varied from year to year and by showing how the Predecessor Fund’s average annual total return compared with a broad measure of market performance and an additional index with characteristics relevant to the Predecessor Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.powershares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Predecessor Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
35.80% (2nd Quarter 2009)	(20.77)% (3rd Quarter 2011)
		The return of the Predecessor Fund for the year-to-date ending March 31, 2018 was 8.47%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PowerShares Frontier Markets Portfolio | PowerShares Frontier Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.67%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	0.47%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	276
5 Years	rr_ExpenseExampleYear05	550
10 Years	rr_ExpenseExampleYear10	$ 1,334
2009	rr_AnnualReturn2009	53.25%
2010	rr_AnnualReturn2010	33.40%
2011	rr_AnnualReturn2011	(20.81%)
2012	rr_AnnualReturn2012	10.99%
2013	rr_AnnualReturn2013	(13.34%)
2014	rr_AnnualReturn2014	(12.75%)
2015	rr_AnnualReturn2015	(20.82%)
2016	rr_AnnualReturn2016	12.06%
2017	rr_AnnualReturn2017	32.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.77%)
1 Year	rr_AverageAnnualReturnYear01	32.72%
5 Years	rr_AverageAnnualReturnYear05	(2.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2008
PowerShares Frontier Markets Portfolio | Return After Taxes on Distributions | PowerShares Frontier Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.71%
5 Years	rr_AverageAnnualReturnYear05	(3.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.39%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2008
PowerShares Frontier Markets Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | PowerShares Frontier Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.52%
5 Years	rr_AverageAnnualReturnYear05	(2.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.14%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2008
PowerShares Frontier Markets Portfolio | BNY Mellon New Frontier Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	36.49%	[4]
5 Years	rr_AverageAnnualReturnYear05	(0.53%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.08%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2008	[4]
PowerShares Frontier Markets Portfolio | MSCI Emerging Markets Index℠ (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	37.28%
5 Years	rr_AverageAnnualReturnYear05	4.35%
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2008

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Invesco PowerShares Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.65% of the Fund’s average daily net assets per year (the “Expense Cap”) through December 31, 2020, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
[3]	The Adviser further agrees to reimburse the Fund in the amount equal to the licensing fees that the Fund pays that cause the Fund’s operating expenses (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses and extraordinary expenses) to exceed 0.70% through December 31, 2020.
[4]	Effective April 17, 2015, the BNY Mellon New Frontier DR Index changes its name to the BNY Mellon New Frontier Index.